Related party transactions - Schedule of amounts due from/to related parties (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 46,125,644	$ 6,687,590	¥ 37,158,946	¥ 9,045,078
Amounts due to related parties	266,787,562	$ 38,680,561	293,507,806	223,524,929
Tencent Group
Related Party Transaction [Line Items]
Amounts due from related parties	35,491,575		37,158,946	9,045,078
Amounts due to related parties	250,364,366		255,438,628	201,579,602
Shayu
Related Party Transaction [Line Items]
Amounts due from related parties	10,153,000
Equity method investees talent agencies
Related Party Transaction [Line Items]
Amounts due from related parties	481,069
Amounts due to related parties	¥ 16,423,196		¥ 38,069,178	¥ 21,945,327